Investments in associates	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Investments in associates
16. Investments in associates
A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2023		2022

Million US dollar	Castel	Anadolu Efes	AB InBev Efes	Castel	Anadolu Efes

Balance at 1 January	3 293	171	1 143	3 400	201
Effect of movements in foreign exchange	107	(63)	-	(172)	(57)
Dividends received	(22)	(10)	-	(87)	(14)
Share of results of associates	104	66	-	152	41
Exceptional share of results of associates	-	-	(1 143)	-	-
Balance at 31 December	3 482	164	-	3 293	171
Summarized financial information of the company’s material associates is as follows:

	2023		2022

Million US dollar	Castel	Anadolu Efes	Castel	Anadolu Efes

Current assets	3 854	3 028	3 399	2 973
Non-current assets	4 168	3 590	3 679	4 654
Current liabilities	(2 012)	(2 462)	(1 803)	(2 581)
Non-current liabilities	(540)	(1 408)	(439)	(1 767)
Non-controlling interests	(647)	(1 457)	(564)	(1 789)
Net assets¹	4 823	1 291	4 272	1 490

1
The net assets are converted at the respective closing rates of December.

Revenue	5 273	4 561	4 942	4 222
Profit (loss)	585	481	767	287
Other comprehensive income (loss)	83	212	74	1 503
Total comprehensive income (loss)	668	693	841	1 790
In 2022, the company reported a (1 143)m US dollar exceptional share of results of associates related to its investment in AB InBev Efes (Refer to Note 8
Exceptional items)
. As of 31 December 2023, the investment in AB InBev Efes remains classified as non-current asset held for sale.
In 2023, associates that are not individually material contributed 126m US dollar to the results of investment in associates (31 December 2022: 106m US dollar; 31 December 2021: 90m US dollar).
Additional information related to the significant associates is presented in Note 34
AB InBev Companies
.